Stock-Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Based Compensation [Abstract]
Number of Stock Options, Balance	186,479	174,754	166,454
Number of Stock Options, Granted	22,000	14,300
Number of Stock Options, Forfeited	10,275	6,000
Number of Stock Options, Exercisable	117,283
Weighted Average Exercise Price, Balance	$ 9.56	$ 9.78	$ 9.92
Weighted Average Exercise Price, Granted	$ 8.03	$ 8.42
Weighted Average Exercise Price, Forfeited	$ 10.12	$ 10.12
Weighted Average Exercise Price, Exercisable	$ 10.07
Weighted Average Remaining Contractual Term, Balance	6 years 2 months 12 days	6 years 7 months 6 days	7 years 4 months 24 days
Weighted Average Remaining Contractual Term, Granted	10 years	10 years
Weighted Average Remaining Contractual Term, Forfeited	5 years 2 months 12 days	10 years
Weighted Average Remaining Contractual Term, Exercisable	5 years 4 months 24 days